Cover	Sep. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2024
Entity File Number	001-32501
Entity Registrant Name	REED’S, INC.
Entity Central Index Key	0001140215
Entity Tax Identification Number	35-2177773
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	(203)
Local Phone Number	890-0557
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false